Subsequent Events January 11, 2013 Stock Option Grant (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	91,667	91,667	0	0	123,250
Exercise Price January 11, 2013 Stock Option Grant	$ 6.45
Expiration Date January 11, 2013 Grant	Jan. 11, 2023